Debt (Schedule Of Future Estimated Maturities Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt [Abstract]
2013	$ 1,975
2014	147
2015	250,158
2016	169
2017	182
Thereafter	1,927
Total	$ 254,558